Note 7 - Cash and Cash Equivalents - Cash and Cash Equivalents (Details) - CAD ($)	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Statement Line Items [Line Items]
Cash at bank and on hand	$ 2,181,908	$ 5,543,089
Guaranteed Investment Certificates	9,476,400	3,650,000
Total	$ 11,658,308	$ 9,193,089	$ 6,477,885